Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail) - Derivative Mortgage Loans Commitments [Member]	Dec. 31, 2022
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	3.00%
Inherent MSR value (basis points per loan)	31.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	187.00%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	81.00%
Inherent MSR value (basis points per loan)	112.00%